Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Thomas J. Shara 1 ($)	Compensation Actually Paid to Thomas J. Shara 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ Millions)	Adjusted Pre- Tax Net Income 5 ($ Millions)
					TSR ($)	Peer Group TSR ($)
2022	3,097,917	2,765,549	1,117,397	1,081,400	112.82	103.58	107.4	153.83
2021	3,487,152	4,720,973	1,141,270	1,528,846	117.63	116.16	95.0	111.43
2020	2,459,101	2,022,640	772,516	641,478	76.24	81.55	57.5	78.25

(1)	Thomas J. Shara was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020 - 2022

Thomas F. Splaine

Ronald E. Schwarz

Timothy J. Matteson

James M. Nigro

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Thomas J. Shara ($)	Exclusion of Change in Pension Value for Thomas J. Shara ($)	Exclusion of Stock Awards for Thomas J. Shara ($)	Inclusion of Pension Service Cost for Thomas J. Shara ($)	Inclusion of Equity Values for Thomas J. Shara ($)	Compensation Actually Paid to Thomas J. Shara ($)
2022	3,097,917	—	(1,018,100)	(211,061)	895,793	2,765,549
2021	3,487,152	(194,721)	(1,376,018)	162,232	2,642,328	4,720,973
2020	2,459,101	(231,767)	(591,199)	211,516	174,989	2,022,640

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	1,117,397	—	(328,757)	—	292,760	1,081,400
2021	1,141,270	—	(426,060)	—	813,636	1,528,846
2020	772,516	—	(200,630)	—	69,592	641,478
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas J. Shara ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas J. Shara ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas J. Shara ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas J. Shara ($)	Total - Inclusion of Equity Values for Thomas J. Shara ($)
2022	1,016,692	(78,197)	—	(42,702)	895,793
2021	2,184,103	370,285	—	87,940	2,642,328
2020	430,952	(207,562)	—	(48,401)	174,989

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	219,820	(13,458)	108,875	(22,477)	292,760
2021	525,156	129,456	133,422	25,602	813,636
2020	145,839	(67,185)	—	(9,062)	69,592

1. The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in our Compensation Discussion & Analysis section of the proxy statement, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer groups in each year.

2020 Peers	2021 Peers	2022 Peers

Bridge Bancorp, Inc.	Columbia Financial, Inc.	Columbia Financial, Inc.

Bryn Mawr Bank Corporation	Community Bank System, Inc.	Community Bank System, Inc.

CNB Financial Corporation	ConnectOne Bancorp, Inc.	ConnectOne Bancorp, Inc.

Columbia Financial, Inc.	Customers Bancorp, Inc.	Customers Bancorp, Inc.

ConnectOne Bancorp, Inc.	Dime Community Bancshares, Inc.	Dime Community Bancshares, Inc.

Customers Bancorp, Inc.	Eagle Bancorp, Inc.	Eagle Bancorp, Inc.

Financial Institutions, Inc.	First Commonwealth Financial Corporation	First Commonwealth Financial Corporation

First Commonwealth Financial Corporation	Flushing Financial Corporation	Flushing Financial Corporation

The First of Long Island Corporation	Kearny Financial Corp.	Kearny Financial Corp.

Flushing Financial Corporation	NBT Bancorp Inc.	NBT Bancorp Inc.

Kearny Financial Corp.	Northfield Bancorp, Inc. (Staten Island, NY)	Northfield Bancorp, Inc. (Staten Island, NY)

NBT Bancorp Inc.	Northwest Bancshares, Inc.	Northwest Bancshares, Inc.

Northfield Bancorp, Inc. (Staten Island, NY)	OceanFirst Financial Corp.	OceanFirst Financial Corp.

Northwest Bancshares, Inc.	Peapack-Gladstone Financial Corporation	Peapack-Gladstone Financial Corporation

OceanFirst Financial Corp.	Provident Financial Services, Inc.	Provident Financial Services, Inc.

Peapack-Gladstone Financial Corporation	S&T Bancorp, Inc.	S&T Bancorp, Inc.

Provident Financial Services, Inc.	Sandy Spring Bancorp, Inc.	Sandy Spring Bancorp, Inc.

S&T Bancorp, Inc.	Tompkins Financial Corporation	Tompkins Financial Corporation

Sandy Spring Bancorp, Inc.	Univest Financial Corporation	Univest Financial Corporation

Tompkins Financial Corporation	Washington Trust Bancorp, Inc.	Washington Trust Bancorp, Inc.

Univest Financial Corporation	WSFS Financial Corporation	WSFS Financial Corporation

WSFS Financial Corporation

2. We determined adjusted
pre-tax
net income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. Adjusted
pre-tax
net income is a
non-GAAP
financial measure used in our Annual Incentive Plan (AIP), and the Compensation Committee’s adjustments to this measure are described in the Compensation Discussion and Analysis of our proxy statements for each of our two most recent fiscal years. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years
.

Company Selected Measure Name	Adjusted pre-tax net income
Named Executive Officers, Footnote
(1)	Thomas J. Shara was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020 - 2022

Thomas F. Splaine

Ronald E. Schwarz

Timothy J. Matteson

James M. Nigro

Peer Group Issuers, Footnote
1. The Peer Group TSR set forth in this table utilizes the peer companies used for compensation benchmarking purposes, which are summarized in our Compensation Discussion & Analysis section of the proxy statement, for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the compensation benchmarking peers, respectively. Historical stock performance is not necessarily indicative of future stock performance. The following table shows the peer groups in each year.

2020 Peers	2021 Peers	2022 Peers

Bridge Bancorp, Inc.	Columbia Financial, Inc.	Columbia Financial, Inc.

Bryn Mawr Bank Corporation	Community Bank System, Inc.	Community Bank System, Inc.

CNB Financial Corporation	ConnectOne Bancorp, Inc.	ConnectOne Bancorp, Inc.

Columbia Financial, Inc.	Customers Bancorp, Inc.	Customers Bancorp, Inc.

ConnectOne Bancorp, Inc.	Dime Community Bancshares, Inc.	Dime Community Bancshares, Inc.

Customers Bancorp, Inc.	Eagle Bancorp, Inc.	Eagle Bancorp, Inc.

Financial Institutions, Inc.	First Commonwealth Financial Corporation	First Commonwealth Financial Corporation

First Commonwealth Financial Corporation	Flushing Financial Corporation	Flushing Financial Corporation

The First of Long Island Corporation	Kearny Financial Corp.	Kearny Financial Corp.

Flushing Financial Corporation	NBT Bancorp Inc.	NBT Bancorp Inc.

Kearny Financial Corp.	Northfield Bancorp, Inc. (Staten Island, NY)	Northfield Bancorp, Inc. (Staten Island, NY)

NBT Bancorp Inc.	Northwest Bancshares, Inc.	Northwest Bancshares, Inc.

Northfield Bancorp, Inc. (Staten Island, NY)	OceanFirst Financial Corp.	OceanFirst Financial Corp.

Northwest Bancshares, Inc.	Peapack-Gladstone Financial Corporation	Peapack-Gladstone Financial Corporation

OceanFirst Financial Corp.	Provident Financial Services, Inc.	Provident Financial Services, Inc.

Peapack-Gladstone Financial Corporation	S&T Bancorp, Inc.	S&T Bancorp, Inc.

Provident Financial Services, Inc.	Sandy Spring Bancorp, Inc.	Sandy Spring Bancorp, Inc.

S&T Bancorp, Inc.	Tompkins Financial Corporation	Tompkins Financial Corporation

Sandy Spring Bancorp, Inc.	Univest Financial Corporation	Univest Financial Corporation

Tompkins Financial Corporation	Washington Trust Bancorp, Inc.	Washington Trust Bancorp, Inc.

Univest Financial Corporation	WSFS Financial Corporation	WSFS Financial Corporation

WSFS Financial Corporation

PEO Total Compensation Amount	$ 3,097,917	$ 3,487,152	$ 2,459,101
PEO Actually Paid Compensation Amount	$ 2,765,549	4,720,973	2,022,640
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Summary Compensation Table Total for Thomas J. Shara ($)	Exclusion of Change in Pension Value for Thomas J. Shara ($)	Exclusion of Stock Awards for Thomas J. Shara ($)	Inclusion of Pension Service Cost for Thomas J. Shara ($)	Inclusion of Equity Values for Thomas J. Shara ($)	Compensation Actually Paid to Thomas J. Shara ($)
2022	3,097,917	—	(1,018,100)	(211,061)	895,793	2,765,549
2021	3,487,152	(194,721)	(1,376,018)	162,232	2,642,328	4,720,973
2020	2,459,101	(231,767)	(591,199)	211,516	174,989	2,022,640

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Thomas J. Shara ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Thomas J. Shara ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Thomas J. Shara ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Thomas J. Shara ($)	Total - Inclusion of Equity Values for Thomas J. Shara ($)
2022	1,016,692	(78,197)	—	(42,702)	895,793
2021	2,184,103	370,285	—	87,940	2,642,328
2020	430,952	(207,562)	—	(48,401)	174,989

Non-PEO NEO Average Total Compensation Amount	$ 1,117,397	1,141,270	772,516
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,081,400	1,528,846	641,478
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non- PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non- PEO NEOs ($)	Average Compensation Actually Paid to Non- PEO NEOs ($)
2022	1,117,397	—	(328,757)	—	292,760	1,081,400
2021	1,141,270	—	(426,060)	—	813,636	1,528,846
2020	772,516	—	(200,630)	—	69,592	641,478
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	219,820	(13,458)	108,875	(22,477)	292,760
2021	525,156	129,456	133,422	25,602	813,636
2020	145,839	(67,185)	—	(9,062)	69,592

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Adjusted
Pre-Tax
Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Adjusted
Pre-Tax
Net Income during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group	Relationship Between Company TSR and Peer Group TSR The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the peer group over the same period.
Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.

Pre-tax Net Income
Efficiency Ratio
Relative Return on Average Equity
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 112.82	117.63	76.24
Peer Group Total Shareholder Return Amount	103.58	116.16	81.55
Net Income (Loss)	$ 107,400,000	$ 95,000,000	$ 57,500,000
Company Selected Measure Amount	153,830,000	111,430,000	78,250,000
PEO Name	Thomas J. Shara
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-tax Net Income
Non-GAAP Measure Description	2. We determined adjusted
pre-tax
net income to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and
Non-PEO
NEOs in 2022. Adjusted
pre-tax
net income is a
non-GAAP
financial measure used in our Annual Incentive Plan (AIP), and the Compensation Committee’s adjustments to this measure are described in the Compensation Discussion and Analysis of our proxy statements for each of our two most recent fiscal years. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years
	.
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Return on Average Equity
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
PEO | Exclusion of Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (194,721)	$ (231,767)
PEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,018,100)	(1,376,018)	(591,199)
PEO | Inclusion of Pension Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(211,061)	162,232	211,516
PEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	895,793	2,642,328	174,989
PEO | Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,016,692	2,184,103	430,952
PEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,197)	370,285	(207,562)
PEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(42,702)	87,940	(48,401)
Non-PEO NEO | Exclusion of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(328,757)	(426,060)	(200,630)
Non-PEO NEO | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	292,760	813,636	69,592
Non-PEO NEO | Fair Value of Equity Awards Granted During Year That Remained Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	219,820	525,156	145,839
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,458)	129,456	(67,185)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	108,875	133,422
Non-PEO NEO | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (22,477)	$ 25,602	$ (9,062)